Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions					12 Months Ended
	Dec. 13, 2018 USD ($)	Jun. 06, 2018 USD ($)	Apr. 23, 2018 USD ($)	Mar. 19, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 26, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings					$ 116,382	$ 109,800
Commercial papers						1,100
Commercial papers authorized amount						3,000	€ 1.0
Principal amount outstanding exchanged								$ 23,500
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt					104,400	$ 102,500
Dividend payments to shareholders					7,800
Payment of interests and taxes					7,100
Impact of changes in foreign exchange rates					2,100
Payment of taxes on disposals					300
Ambev [member] | Molson Coors Brewing Company [member]
Disclosure of detailed information about borrowings [line items]
Payment to purchase price adjustment on disposal					$ 900
7.75% Notes Due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount				$ 2,500
Percentage of outstanding principal amount redeemed				7.75%
Debt instrument maturity year				2019
Issuer				Anheuser-Busch InBev Worldwide
Notes due 2019 and 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount			$ 7,800
Notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount		$ 1,000
Issuer		Anheuser-Busch InBev Worldwide
Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount	$ 2,500